Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Timothy Plan
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000206642
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Small Cap Core ETF
Trading Symbol	TPSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPSC returned 11.57% NAV, underperforming the Russell 3000 Index, which returned 23.81%.

An underweight in Healthcare combined with positive stock selection contributed to relative performance. An underweight to Information Technology along with stock selection within the sector was a detractor to relative performance.

The top three largest contributors to performance were FTAI Aviation, Sprouts Farmers Market, and Brinker International. The largest stock detractors during the quarter were Adient PLC, Par Pacific Holdings, and Jack in the Box.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $16,745	Russell 3000® Index (regulatory broad based index) - $19,869	Victory US Small Cap Volatility Weighted BRI Index - $17,258
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,339	$10,381	$10,344
12/20	$11,372	$12,550	$11,444
12/21	$14,740	$15,770	$14,928
12/22	$12,757	$12,741	$12,996
12/23	$15,008	$16,049	$15,382
12/24	$16,745	$19,869	$17,258

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.57%Footnote Reference	10.12%Footnote Reference	10.68%Footnote Reference
Russell 3000® IndexFootnote Reference1	23.81%	13.86%	14.47%
Victory US Small Cap Volatility Weighted BRI IndexFootnote Reference2	12.20%	10.78%	11.34%

AssetsNet	$ 169,765,980
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 706,972
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]
Net Assets	$169,765,980
Number of Portfolio Holdings	461
Net Investment Advisory Fees	$706,972
Portfolio Turnover Rate	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.4%
Consumer Staples	5.2%
Energy	5.8%
Utilities	6.2%
Materials	6.4%
Health Care	6.7%
Information Technology	9.4%
Consumer Discretionary	12.7%
Industrials	20.3%
Financials	25.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000206641
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core ETF
Trading Symbol	TPLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPLC returned 13.12% NAV, underperforming the S&P 500® Index (the “Index”), which returned 25.02%.

An underweight in Real Estate contributed to relative performance, with stock selection in the Energy sector also contributing. An underweight and stock selection in Information Technology was a detractor to relative performance.

The top three largest contributors to performance were Vistra, AppLovin Corp., and Howmet Aerospace. The largest stock detractors to performance during the year were Celanese Corporation, Five Below Inc., and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $17,954	S&P 500® Index (regulatory broad based index) - $21,907	Victory US Large/Mid Cap Volatility Weighted BRI Index - $18,508
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,901	$11,119	$10,939
12/20	$12,500	$13,165	$12,605
12/21	$15,728	$16,944	$15,942
12/22	$13,765	$13,876	$14,038
12/23	$15,871	$17,523	$16,275
12/24	$17,954	$21,907	$18,508

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.12%Footnote Reference	10.49%Footnote Reference	10.87%Footnote Reference
S&P 500® IndexFootnote Reference1	25.02%	14.53%	14.83%
Victory US Large/Mid Cap Volatility Weighted BRI IndexFootnote Reference2	13.72%	11.09%	11.47%

AssetsNet	$ 267,798,092
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 1,252,267
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]
Net Assets	$267,798,092
Number of Portfolio Holdings	287
Net Investment Advisory Fees	$1,252,267
Portfolio Turnover Rate	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	0.6%
Consumer Staples	4.7%
Materials	6.5%
Energy	7.7%
Consumer Discretionary	8.1%
Utilities	9.2%
Health Care	10.7%
Financials	13.5%
Information Technology	14.1%
Industrials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000206644
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock ETF
Trading Symbol	TPHD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPHD returned 11.99% NAV, underperforming the S&P 500® Index, which returned 25.02%.

An underweight in Healthcare contributed to relative performance. An overweight to Energy was a detractor to relative performance. Stock selection in the Information Technology sector contributed to relative performance.

The top three largest contributors to performance were Vistra Corp., Targa Resources Corp., and Kinder Morgan Inc. The largest stock detractors during the year were Celanese Corporation, Huntington Ingalls Industries, and Franklin Resources Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $16,533	S&P 500® Index (regulatory broad based index) - $21,907	Victory US Large Cap High Dividend Volatility Weighted BRI Index - $17,039
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,900	$11,119	$10,937
12/20	$10,773	$13,165	$10,859
12/21	$13,799	$16,944	$13,987
12/22	$13,540	$13,876	$13,813
12/23	$14,763	$17,523	$15,134
12/24	$16,533	$21,907	$17,039

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.99%Footnote Reference	8.69%	9.27%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	14.83%
Victory US Large Cap High Dividend Volatility Weighted BRI IndexFootnote Reference2	12.59%	9.27%	9.85%

AssetsNet	$ 238,131,671
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,219,635
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]
Net Assets	$238,131,671
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$1,219,635
Portfolio Turnover Rate	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.2%
Consumer Discretionary	4.9%
Information Technology	5.7%
Consumer Staples	8.0%
Materials	10.6%
Financials	12.3%
Industrials	17.3%
Energy	17.3%
Utilities	22.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000206643
Shareholder Report [Line Items]
Fund Name	Timothy Plan International ETF
Trading Symbol	TPIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2024, TPIF returned 2.77% NAV, underperforming the MSCI EAFE Index (the “Index”), which returned 3.82%.

An overweight in the Healthcare sector was a contributor to relative performance. An overweight in the Materials sector was a detractor to relative performance.

At the country level, stock selection in Japan was a detractor to relative performance. An overweight to Canada contributed to relative performance.

The top three largest contributors to performance were Mitsubishi Heavy Industries, Rheinmetall, and Hitachi. The largest stock detractors during the year were Oriental Land Co., Edenred SA, and Neste Corporation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $12,063	MSCI EAFE Index (regulatory broad based index) - $13,051	Victory International Volatility Weighted BRI Index - $12,478
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,325	$10,360	$10,339
12/20	$11,116	$11,169	$11,221
12/21	$12,266	$12,427	$12,419
12/22	$10,083	$10,631	$10,245
12/23	$11,738	$12,570	$12,054
12/24	$12,063	$13,051	$12,478

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	2.77%	3.16%	3.76%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.38%
Victory International Volatility Weighted BRI IndexFootnote Reference2	3.52%	3.83%	4.46%

AssetsNet	$ 112,124,993
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 668,453
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]
Net Assets	$112,124,993
Number of Portfolio Holdings	362
Net Investment Advisory Fees	$668,453
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Communication Services	3.3%
Consumer Staples	5.2%
Energy	6.0%
Information Technology	6.3%
Health Care	6.9%
Consumer Discretionary	6.9%
Utilities	7.5%
Materials	8.1%
Industrials	21.2%
Financials	25.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000228883
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core Enhanced ETF
Trading Symbol	TPLE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core Enhanced ETF (TPLE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2024, TPLE returned 13.18% NAV, underperforming the S&P 500® Index (the “Index”), which returned 25.02%.

As a result of tactical allocation, the portfolio was invested in 100% equities for the year.

An underweight in Real Estate contributed to relative performance, with stock selection in the Energy sector also contributing. An underweight and stock selection in Information Technology was a detractor to relative performance.

The top three largest contributors to performance were Vistra, AppLovin Corp., and Howmet Aerospace. The largest stock detractors to performance during the year were Celanese Corporation, Five Below Inc., and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,655	S&P 500® Index (regulatory broad based index) - $14,089	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index - $10,687
7/21Footnote Reference*	$10,000	$10,000	$10,000
12/21	$10,909	$10,897	$10,935
12/22	$9,646	$8,923	$9,660
12/23	$9,414	$11,269	$9,397
12/24	$10,655	$14,089	$10,687

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	13.18%Footnote Reference	1.87%
S&P 500® IndexFootnote Reference1	25.02%	10.52%
Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI IndexFootnote Reference2	13.72%	1.96%

AssetsNet	$ 70,383,119
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 362,057
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]
Net Assets	$70,383,119
Number of Portfolio Holdings	288
Net Investment Advisory Fees	$362,057
Portfolio Turnover Rate	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	0.6%
Consumer Staples	4.7%
Materials	6.5%
Energy	7.7%
Consumer Discretionary	8.1%
Utilities	9.2%
Health Care	10.7%
Financials	13.4%
Information Technology	14.1%
Industrials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000228884
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock Enhanced ETF
Trading Symbol	TPHE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock Enhanced ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock Enhanced ETF (TPHE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2024, TPHE returned 12.01% NAV, underperforming the S&P® 500 Index, which returned 25.02%.

As a result of tactical allocation, the portfolio was invested in 100% equities for the year.

An underweight in Healthcare contributed to relative performance. An overweight to Energy was a detractor to relative performance. Stock selection in the Information Technology sector contributed to relative performance.

The top three largest contributors to performance were Vistra Corp., Targa Resources Corp., and Kinder Morgan Inc. The largest stock detractors during the year were Celanese Corporation, Huntington Ingalls Industries, and Franklin Resources Inc.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,766	S&P 500® Index (regulatory broad based index) - $14,089	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index - $10,865
7/21Footnote Reference*	$10,000	$10,000	$10,000
12/21	$10,859	$10,897	$10,887
12/22	$9,725	$8,923	$9,773
12/23	$9,612	$11,269	$9,650
12/24	$10,766	$14,089	$10,865

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	12.01%Footnote Reference	2.18%
S&P 500® IndexFootnote Reference1	25.02%	10.52%
Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI IndexFootnote Reference2	12.59%	2.45%

AssetsNet	$ 64,550,447
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 350,498
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]
Net Assets	$64,550,447
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$350,498
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.2%
Consumer Discretionary	4.9%
Information Technology	5.7%
Consumer Staples	8.0%
Materials	10.6%
Financials	12.3%
Energy	17.2%
Industrials	17.3%
Utilities	22.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus
C000240441
Shareholder Report [Line Items]
Fund Name	Timothy Plan Market Neutral ETF
Trading Symbol	TPMN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan Market Neutral ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Market Neutral ETF (TPMN) pursues its investment objective by implementing a proprietary, "market neutral" investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The fund is actively managed, meaning that the Sub-Advisor may make changes to the Fund's portfolio at any time. The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the Biblically Responsible Investing ("BRI") filtering criteria. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds ("ETFs") that track such indexes.

In 2024, TPMN returned 1.39% NAV, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 1.25%.

The Fund’s total return was driven by a positive contribution from the Global High Dividend Long/Short Portfolio which was enough to offset the negative contribution of Overlay Strategy. Cash has been a positive contributor. In the Global High Dividend Long/Short Portfolio, all sleeves were positive contributors. In the Overlay Strategy, gains from the Nasdaq 100 Index long futures were not enough to offset the negative return of the S&P 500 Index short position, resulting in a negative total contribution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,693	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,362	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,044
1/23Footnote Reference*	$10,000	$10,000	$10,000
12/23	$10,546	$10,234	$10,489
12/24	$10,693	$10,362	$11,044

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	1.39%	3.52%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	1.86%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.29%	5.27%

AssetsNet	$ 41,703,293
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 257,351
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]
Net Assets	$41,703,293
Number of Portfolio Holdings	300
Net Investment Advisory Fees	$257,351
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.1%
Communication Services	2.7%
Consumer Staples	5.4%
Materials	7.8%
Consumer Discretionary	7.9%
Industrials	8.2%
Energy	15.2%
Utilities	18.4%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
Updated Prospectus Web Address	Prospectus